INCOME TAX (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax expense computed at statutory rates, see (*) below	$ 50,008	$ 134,514	$ 67,154
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(36,588)	(89,487)	(46,012)
Change in valuation allowance	11,375	2,697	5,911
Permanent differences and other, net	(14,590)	17,588	(1,551)
Income tax expense, net	$ 10,205	$ 65,312	$ 25,502